Long-term Debt - Narrative (Details) $ in Millions					12 Months Ended
	May 16, 2017 USD ($)	May 16, 2017 CAD ($)	Feb. 10, 2017 USD ($)	Dec. 20, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD ($)	Mar. 31, 2017	Dec. 20, 2016 CAD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of note payable					$ 11,041,000	$ 0
Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Maturity period on borrowings			4 years
Deferred financing costs			$ 1,500,000
Borrowings covenant, maximum consolidated indebtedness			4.00
consolidated indebtedness ratio					0.22		0.22
Borrowings covenant, minimum current ratio			1.00
Current ratio					3.60		3.60
Borrowings covenant, minimum non-consolidated assets to indebtedness outstanding ratio			2.00
Non-consolidated assets to indebtedness outstanding ratio					6.90		6.90
Borrowings covenant, minimum cover ratio					1.25		1.25
Cover ratio					1.49		1.49
Long-term debt					$ 58,792,000	0
Borrowings					58,792,000
Convertible Debt [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings								6.00%
Borrowings					0	72,655,000				$ 63,848,000
Reserves based lending facility [member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt		$ 30.0
Maximum borrowing capacity					24,000,000		$ 30.0
Long-term debt					$ 11,207,000	0	$ 14.0
Period to repay the difference in new borrowing base and borrowings outstanding					45 days
Period prior to maturity date to request extension of maturity date					90 days
Maturity extension term					364 days
Borrowings covenant, minimum working capital ratio					1		1
Working capital ratio					1.46		1.46
Borrowings covenant, maximum net debt to trailing cash flows ratio					3		3
Net debt to trailing cash flows ratio					0.19		0.19
Note payable [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings				10.00%					10.00%
Maturity period on borrowings				24 months
Long-term debt					$ 0	5,581,000
Borrowings				$ 11,200,000					$ 15.0
Repayment of note payable	$ 10,000,000	$ 13.6
Borrowing base facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings						0
SMBC letter of credit [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit outstanding						$ 16,000,000
LIBOR [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			6.00%
ATB prime or CDOR [member] | Bottom of range [member] | Reserves based lending facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					1.25%		1.25%
ATB prime or CDOR [member] | Top of range [member] | Reserves based lending facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					3.25%		3.25%
Long-term borrowings [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt			$ 75,000,000
Deferred financing costs [member] | Prepayment agreement [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ (1,208,000)
Deferred financing costs [member] | Reserves based lending facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ (100,000)